Venezuelan and Argentinian Currency Regulations and Re-measurements - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($) VEF / $	Sep. 30, 2016 USD ($) VEF / $	Sep. 30, 2017 USD ($) VEF / $	Sep. 30, 2016 USD ($) VEF / $	Mar. 31, 2016 VEF / $	Feb. 29, 2016 VEF / $
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ 1	$ 0	$ 5	$ 11
Exchange rate adjustment after-tax re-measurement charge	$ 1	$ 0	$ 5	$ 11
Venezuelan Bolivar Fuerte [Member] | CENCOEX
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $					10	6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	3,345.00	658.06	3,345.00	658.06
Future control over operation, description			If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $91 million.
Future de-consolidate operations charge before tax			$ 91
Future de-consolidate operations charge after tax			91
ARGENTINA
Subsidiary Or Equity Method Investee [Line Items]
Foreign currency transaction net loss	$ 7	$ 7	$ 17	$ 19